SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation (Details)	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Exchange rate	7.2993